LONG-TERM DEBT - LMA Income Series II, LP and LMA Income Series II, GP LLC Secured Borrowing (Details) - LMATT Income Series II, LP - Secured borrowing	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) option	Dec. 31, 2022 option
Debt Instrument [Line Items]
Debt instrument term	3 years	3 years
Debt Instrument extension options | option	2	2
Debt instrument extension term	1 year
Long-term debt, gross	$ 24,535,851
General Partner
Debt Instrument [Line Items]
Dividend percentage	100.00%
Capital Commitment Threshold One | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	7.50%
Capital Commitment Threshold One | Maximum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 500,000
Capital Commitment Threshold Two | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	7.75%
Capital Commitment Threshold Two | Maximum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 1,000,000
Capital Commitment Threshold Two | Minimum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 500,000
Capital Commitment Threshold Three | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	8.00%
Capital Commitment Threshold Three | Minimum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 1,000,000